Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compen- sation Table Total for PEO (Stephen McMillan) ($)	Summary Compen- sation Table Total for PEO (Victor Lund) ($)	Compen- sation Actually Paid to PEO(1) (Stephen McMillan) ($)	Compen- sation Actually Paid to PEO (Victor Lund) ($)	Average Summary Compen- sation Table Total for Non-PEO NEOs ($)	Average compen- sation Actually Paid to Non-PEO NEOs(2) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income (in millions)(6) ($)	Company- Selected Measure (Total Public Cloud ARR in millions)(7) ($)
							Total Shareholder Return(4) ($)	Peer Group Total Shareholder Return(5) ($)

2023	14,732,749	n/a	19,889,549	n/a	4,331,385	5,759,776	162.50	210.90	62	528

2022	15,035,353	n/a	10,958,172	n/a	4,123,973	2,642,464	125.74	134.82	33	357

2021	11,570,638	n/a	19,339,239	n/a	6,081,512	8,485,757	158.65	172.92	147	202

2020	14,329,531	1,064,957	15,652,678	(400,670)	4,516,638	3,241,121	83.94	142.21	129	106

Company Selected Measure Name	Public Cloud ARR
Named Executive Officers, Footnote	The non-CEO named executive officers included in the average for each year are as follows:
a)2022 and 2023: Claire Bramley, Hillary Ashton, Todd Cione, and Margaret Treese
b)2021: Claire Bramley, Mark Culhane (former CFO), Hillary Ashton, Todd Cione, and Kathleen Cullen-Cote
	c)2020: Mark Culhane (former CFO), Dan Harrington (former CSO), Hillary Ashton, Kathleen Cullen-Cote, and Scott Brown (former CRO)
Peer Group Issuers, Footnote	Peer group TSR represents the cumulative investment return of an initial fixed $100 investment in the S&P Information Technology Index on December 31, 2019, assuming reinvestment of all dividends.
Adjustment To PEO Compensation, Footnote	Compensation actually paid (“CAP”) was calculated by beginning with the total amount reported in the Summary Compensation Table (the “SCT”) for the applicable year, (i) subtracting the grant date fair value of stock awards reported in the Stock Award column of the SCT (“Stock Awards”), and (ii) adding the change in fair value of stock awards for the applicable year. Fair value amounts were computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under generally accepted accounting principles.
Following is a reconciliation of the SCT total and the CAP for 2023 for Mr. McMillan, who has been our CEO since June 8, 2020.

CEO: Stephen McMillan
Year	SCT Total ($)	Subtract Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT ($)	Add Change in Fair Value of Stock Awards ($)	CAP ($)

2023	14,732,749	(12,789,835)	17,946,635	19,889,549

Following is a table that reflects the change in fair value of stock awards for Mr. McMillan for 2023.

CEO: Change in Fair Value of Stock Awards (S. McMillan)
Year	Year-End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the end of the Covered Fiscal Year ($)	Year-over- Year Increase or Decrease in Fair Value for Stock Awards Granted in Prior Years that Remained Unvested at the end of the Covered Fiscal Year ($)	Increase or Decrease in Fair Value of Stock Awards Granted in Prior Years that Vested in Covered Fiscal Year ($)	Fair Value of Stock Award Granted in Covered Fiscal Year that Vested in Covered Fiscal Year ($)	Adjustments for Stock Awards that Failed to Meet Performance Conditions ($)	Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value ($)	Total Change in Fair Value on Stock Awards Included in CAP(3) ($)

2023	13,856,717	1,233,688	2,856,230	—	—	—	17,946,635

Non-PEO NEO Average Total Compensation Amount	$ 4,331,385	$ 4,123,973	$ 6,081,512	$ 4,516,638
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,759,776	2,642,464	8,485,757	3,241,121
Adjustment to Non-PEO NEO Compensation Footnote	CAP for the other named executive officers was calculated in the same manner as described above for the CEO, except the amounts were averaged for each year. Following is a reconciliation of the average SCT total and the average CAP for the named executive officers, other than the CEO, for 2023. The non-CEO named executive officers included in the average for each year are as follows:
a)2022 and 2023: Claire Bramley, Hillary Ashton, Todd Cione, and Margaret Treese
b)2021: Claire Bramley, Mark Culhane (former CFO), Hillary Ashton, Todd Cione, and Kathleen Cullen-Cote
c)2020: Mark Culhane (former CFO), Dan Harrington (former CSO), Hillary Ashton, Kathleen Cullen-Cote, and Scott Brown (former CRO)

Other Named Executive Officers
Year	SCT Total ($)	Subtract Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT ($)	Add Change in Fair Value of Stock Awards ($)	CAP ($)

2023	4,331,385	(3,350,940)	4,779,331	5,759,776

Following is a table that reflects the average change in fair value of stock awards for the other named executive officers for 2023.

Other Named Executive Officers: Average Change in Fair Value of Stock Awards
Year	Year-End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the end of the Covered Fiscal Year ($)	Year-over- Year Increase or Decrease in Fair Value for Stock Awards Granted in Prior Years that Remained Unvested at the end of the Covered Fiscal Year ($)	Increase or Decrease in Fair Value of Stock Awards Granted in Prior Years that Vested in Covered Fiscal Year ($)	Fair Value of Stock Award Granted in Covered Fiscal Year that Vested in Covered Fiscal Year ($)	Adjustments for Stock Awards that Failed to Meet Performance Conditions ($)	Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value ($)	Total Change in Fair Value on Stock Awards Included in CAP(3) ($)

2023	3,630,463	542,061	606,807	—	—	—	4,779,331

Compensation Actually Paid vs. Total Shareholder Return	CAP versus TSR
Compensation Actually Paid vs. Net Income	CAP versus Net Income
Compensation Actually Paid vs. Company Selected Measure	CAP versus Company-Selected Measure (CSM)
Total Shareholder Return Vs Peer Group	TSR: Teradata vs. Peer Group
Total Shareholder Return Amount	$ 162.50	125.74	158.65	83.94
Peer Group Total Shareholder Return Amount	210.90	134.82	172.92	142.21
Net Income (Loss)	$ 62,000,000	$ 33,000,000	$ 147,000,000	$ 129,000,000
Company Selected Measure Amount	528,000,000	357,000,000	202,000,000	106,000,000
PEO Name	Stephen McMillan	Stephen McMillan	Stephen McMillan	Victor Lund
Additional 402(v) Disclosure	The fair value amounts were calculated using our stock price on the last day of each fiscal year or the date of vesting, as applicable, and the probable level of achievement of the performance goals as of the end of each year.Teradata shareholder return (“TSR”) represents the cumulative investment return of an initial fixed $100 investment in our common stock on December 31, 2019, assuming reinvestment of all dividends. Teradata TSR reflected in the table above may not be indicative of future performance.Reflects net income, as reported in our Form 10-K for the applicable year. Following is a list of the most important financial measures used by Teradata to link CAP to performance for the most recently completed fiscal year:
a)Public Cloud ARR
b)Total ARR Growth
c)Non-GAAP Operating Margin
d)Free Cash Flow
	Of the goals listed above, we consider Public Cloud ARR to be the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link CAP to company performance and therefore include it as the Company-Selected Measure in the table above.
Measure:: 1
Pay vs Performance Disclosure
Name	Public Cloud ARR
Measure:: 2
Pay vs Performance Disclosure
Name	Total ARR Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Operating Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow
Steve McMillan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 14,732,749	$ 15,035,353	$ 11,570,638	$ 14,329,531
PEO Actually Paid Compensation Amount	19,889,549	$ 10,958,172	$ 19,339,239	15,652,678
Victor Lund [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				1,064,957
PEO Actually Paid Compensation Amount				$ (400,670)
PEO | Steve McMillan [Member] | Equity Awards Grant Date Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,789,835)
PEO | Steve McMillan [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,946,635
PEO | Steve McMillan [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	13,856,717
PEO | Steve McMillan [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,233,688
PEO | Steve McMillan [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	2,856,230
PEO | Steve McMillan [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | Steve McMillan [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | Steve McMillan [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO | Equity Awards Grant Date Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,350,940)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,779,331
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	3,630,463
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	542,061
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	606,807
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 0